UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-04010

                                 OCM Mutual Fund
                               1536 Holmes Street
                               Livermore, CA 94550

                    (Address of principal executive offices)

                                 OCM Mutual Fund
                                Attn: Greg Orrell
                               1536 Holmes Street
                               Livermore, CA 94550

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

          Date of reporting period: July 1, 2006 through June 30, 2007


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ITEM 1. PROXY VOTING RECORD

                           JULY 1, 2006 - JUNE 30, 2007

              ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

                                                                                                             HOW DID      VOTE
                   COMPANY   CUSIP    SHAREHOLDER                                   PROPOSED BY  DID ORRELL  ORRELL     CAST FOR
                   TICKER   NUMBER      MEETING                                     COMPANY OR    CAPITAL    CAPITAL   OR AGAINST
COMPANY NAME       SYMBOL                 DATE      DESCRIBE THE MATTER VOTED ON     SECURITY      VOTE?     VOTE?     MANAGEMENT?


BIRIM
GOLDFIELDS         BGI     090878109     7/5/2006   1. Elect directors; 2. Appoint   Company        yes        For        For
                                                    Price WaterhouseCoopers as
                                                    auditors; 3. Res. Authorizing
                                                    private placement of a total
                                                    of 3,676,627 units of corp.

MEXGOLD            MXG     0592776108   7/28/2006   1. Special resolution for the    Company        yes        For        For
                                                    acquisition of all of the
                                                    outstanding shares of the
                                                    Company.

VICEROY
EXPLORATION        VIE     925621104   10/13/2006   1. For each share of Viceroy     Company        Yes        For        For
                                                    Exploration held, holders will
                                                    receive 0.97 of a share
                                                    of Yamana Gold shares.

DRD GOLD           DROOY   26152H103    12/8/2006                                    Company        No

ALTIUS
MINERALS           ALS     020936100    11/1/2006                                    Company        No

AUSTRALIAN
SOLOMONS
GOLD LTD           SGA     Q82710100   11/28/2006                                    Company        No

MAXIMUS
VENTURES           MXV     57773B100    2/22/2007   1. Elect directors; 2. Appoint   Company        Yes        For        For
                                                    Grant Thornton, LLP as
                                                    auditors; 3. Approve Company
                                                    stock option plan.

SABINA
SILVER             SBB     785271107    2/27/2007   1. Determine number of           Company        Yes        For        For
                                                    directors;  2.Elect directors;
                                                    3. Appoint Grant Thornton, LLP
                                                    as auditor; 4. Approve
                                                    continuation of  company 2005
                                                    stock option plan.

FREEPORT-
MCMORAN            FCX     35671D857    3/14/2007   1. Approve amendment to          Company        Yes        For        For
COPPER & GOLD                                       increase authorized number of
Special Meeting                                     Capital shares to 750,000,000;
                                                    2. Approval of issuance of
                                                    common stock in connection of
                                                    planned merger with Phelps
                                                    Dodge Corp.; 3. Approval of
                                                    adjournment of special meeting
                                                    if necessary to permit
                                                    solicitation of additional
                                                    proxies in favor of proposals
                                                    1&2.



                                                                                                             HOW DID       VOTE
                   COMPANY   CUSIP    SHAREHOLDER                                   PROPOSED BY   DID ORRELL ORRELL       CAST FOR
                   TICKER   NUMBER      MEETING                                      COMPANY OR    CAPITAL   CAPITAL     OR AGAINST
COMPANY NAME       SYMBOL                 DATE       DESCRIBE THE MATTER VOTED ON     SECURITY      VOTE?    VOTE?      MANAGEMENT?


NEWMONT MINING     NEM     651639106    4/24/2007   1. Elect directors; 2. Ratify    Company        Yes   For 1, 2&5   For Company
                                                    appointment of independent       Stockholder          Against 2,5    Against
                                                    auditors; 3. Stockholder                                           stockholder
                                                    proposal regarding Newmont's
                                                    Indonesian operation;
                                                    4. Stockholder proposal re:
                                                    report to stockholders
                                                    regarding Newmont's policies
                                                    and practices in communities
                                                    around it's operations, if
                                                    introduced at meeting; 5.
                                                    Stockholder proposal re:
                                                    independent board chairman.

LIHIR GOLD         LIHR    532349107    4/24/2007   1. Receive Financial statements  Company        Yes        For        For
                                                    and report 2. Elect directors;
                                                    3. Re-appoint auditor;4.
                                                    Award of share rights to
                                                    managing director under Lihir
                                                    senior executive plan;
                                                    5. Increase to the aggregate
                                                    fee limit for non executive
                                                    directors.

SILVER WHEATON     SLW     828336107    4/26/2007   1. Elect directors; 2. Appoint   Company        Yes        For        For
                                                    Deloitte &  Touche as auditors;
                                                    3. Resolution approving
                                                    amendment to company
                                                    stock option plan.

AGNICO-EAGLE
MINES              AEM     008474108    4/27/2007   1. Elect directors; 2. Appoint   Company        Yes        For        For
                                                    Ernst & Young LLP as auditors;
                                                    3. Resolution approving
                                                    amendment to corporation stock
                                                    option plan.

RANDGOLD           GOLD    752344309    4/30/2007   1.  Adoption of directors'       Company        Yes        For        For
                                                    report and accounts; 2.
                                                    Elect directors; 3. Adoption
                                                    of report of the remuneration
                                                    committee; 4. Approve fees
                                                    payable to  directors;  5.
                                                    Appoint BDO Stoy Haywood LLP
                                                    as auditors.


GUYANA
GOLDFIELDS         GUY     403530108    4/30/2007   1. Elect directors; 2. Appoint   Company        Yes        For        For
                                                    Smith, Nixon LLP as
                                                    auditor.

PAN
AMERICAN
SILVER             PAA     697900108    4/30/2007   1. Elect directors; 2. Appoint   Company        Yes        For        For
                                                    Deloitte & Touche as auditors;
                                                    3. Authorize directors to fix
                                                    auditors' remuneration.

AURORA ENERGY      AXU     05163P106    4/30/2007   1. Appoint Pricewater-           Company        Yes        For        For
                                                    houseCoopers LLP as auditors;
                                                    2. Authorize directors to fix
                                                    auditors remuneration; 3.
                                                    Determine # of directors at 5;
                                                    4. Elect directors.

                                                                                                             HOW DID       VOTE
                   COMPANY   CUSIP    SHAREHOLDER                                   PROPOSED BY   DID ORRELL ORRELL       CAST FOR
                   TICKER   NUMBER      MEETING                                      COMPANY OR    CAPITAL   CAPITAL     OR AGAINST
COMPANY NAME       SYMBOL                 DATE       DESCRIBE THE MATTER VOTED ON     SECURITY      VOTE?    VOTE?      MANAGEMENT?


MERIDIAN GOLD      MDG     589975101     5/1/2007   1. Elect directors; 2. Appoint   Company        Yes        For        For
                                                    KPMG LLP as auditors; 3.
                                                    Approval of the 2007 share
                                                    incentive plan.

BARRICK GOLD       ABX     067901108     5/2/2007   1. Elect directors; 2. Approve   Company        Yes        For        For
                                                    PricewaterhouseCoopers LLP as
                                                    auditors; 3. Res. approving
                                                    amendment of stock option
                                                    plan.

GOLDCORP           GG      380956409     5/2/2007   1. Special resolution            Company        Yes        For        For
                                                    authorizing directors to
                                                    determine number of directors;
                                                    2. Elect directors; 3. Appoint
                                                    Deloitte & Touche LLP as
                                                    auditors; 4. Resolution
                                                    approving amendment to company
                                                    stock option pl.

KINROSS GOLD       KGC     496902404     5/2/2007   1. Special resolution            Company        Yes        For        For
                                                    empowering directors to fix
                                                    number of directors; 2.
                                                    Elect directors; 3. Approve
                                                    appointment of KPMG as auditors;
                                                    4. Resolution confirming
                                                    revisions to the By-Laws of the
                                                    company.

YAMANA GOLD        AUY     98462Y100     5/2/2007   1.  Elect directors; 2. Appoint  Company        Yes        For        For
                                                    auditors and authorize
                                                    directors to fix their
                                                    remuneration.

HECLA MINING       HL      422704106     5/4/2007   1. Elect directors.              Company        Yes        For        For

ANGLOGOLD          AU      035128206     5/4/2007   1. Adoption of financial         Company        Yes        For        For
                                                    statements; 2. Elect directors;
                                                    3. Placement of shares under
                                                    control of directors; 4.
                                                    Issuing shares for cash; 5.
                                                    Increase directors'
                                                    remuneration; 6. Acquisition
                                                    of company's own shares.

COEUR D'ALENE      CDE     192108108     5/8/2007   1. Elect directors; 2.           Company        Yes        For        For
                                                    Ratification of KPMG LLP
                                                    as auditors.

MAG SILVER         MAG     55903Q104     5/8/2007   1. Appoint Deloitte & Touche     Company        Yes        For        For
                                                    LLP as auditors; 2. Determine
                                                    the number of directors at 6;
                                                    3. Elect directors; 4.
                                                    Approve stock option plan.

GOLDEN STAR        GSS     38119T104     5/9/2007   1. Elect directors; 2. Appoint   Company        Yes        For        For
RESOURCES                                           PricewaterhouseCoppers LLP as
                                                    auditors; 3. Pass the
                                                    Rights Plan resolution.

IAMGOLD            IAG     450913108    5/17/2007   1. Consider amending share       Company        Yes        For        For
                                                    incentive Plan; 2. Elect
                                                    directors; 3. Appoint KPKG
                                                    LLP, as auditors, directors
                                                    fix remuneration.

METALLICA          MR      59125J104    5/24/2007   1. Elect directors; 2. Appoint   Company        Yes        For        For
RESOURCES                                           PricewaterhouseCoopers LLP
                                                    as auditors.

                                                                                                             HOW DID       VOTE
                   COMPANY   CUSIP    SHAREHOLDER                                   PROPOSED BY   DID ORRELL ORRELL       CAST FOR
                   TICKER   NUMBER      MEETING                                      COMPANY OR    CAPITAL   CAPITAL     OR AGAINST
COMPANY NAME       SYMBOL                 DATE       DESCRIBE THE MATTER VOTED ON     SECURITY      VOTE?    VOTE?      MANAGEMENT?


INTERNATIONAL      IRC     460277106    5/18/2007   1. Reappoint Pricewater-          Company        Yes       For         For
ROYALTY CORP.                                       houseCoopers LLP as auditors,
                                                    directors fix remuneration;
                                                    2. Elect  directors; 3.
                                                    Approve amendments
                                                    to Stock Option Plan.

AQUILINE
RESOURCES          AQI     03839N100    5/25/2007   1. Elect directors; 2. Appoint    Company        Yes       For         For
                                                    Grant  Thornton LLP as
                                                    auditors, directors fix
                                                    remuneration; 3. Approve
                                                    amendments to Stock Option
                                                    Plan.

ANATOLIA
MINERALS           ANO     003290095     5/31/2007  1. Elect directors; 2. Appoint    Company        Yes       For         For
                                                    PricewaterhouseCoopers LLP
                                                    as auditors;  3. Resolution
                                                    approving the shareholder
                                                    rights plan; 4. Resolution
                                                    approving share option plan.

GOLDEN
CYCLE GOLD         GCGC    380894105     6/6/2007   1. Elect Directors; 2.            Company        Yes       For         For
                                                    Re-appoint Ehrnhardt
                                                    Keefe Steiner & Hoffman
                                                    PC as auditors.

GAMMON LAKE        GAM     364915108     6/6/2007   1. Elect directors; 2.            Company        Yes       For         For
RESOURCES                                           Re-appointment of KPMG LLP as
                                                    auditors, directors fix
                                                    remuneration; 3. Special
                                                    resolution to change
                                                    corporations name to "Gammon
                                                    Gold Inc/or Gammon Inc.

APEX
SILVER MINES       SIL     G04074103     6/7/2007   1. Elect directors; 2.            Company        Yes       For         For
                                                    Ratification of Pricewater-
                                                    houseCoopers LLP as auditors.

FIRST
MAJESTIC           FR      32076V103     6/7/2007   1. Appoint Deloitte & Touche      Company        Yes       For         For
SILVER                                              as auditors; 2. Directors fix
                                                    auditors remuneration; 3.
                                                    Determine number of directors
                                                    at 7; 4. Elect directors; 5.
                                                    Approve 2006 Stock Option Plan.

WESTERN
GOLDFIELDS         WGDF    95828P104    6/19/2007   1. Approve agreement whereby      Company        Yes       For         For
                                                    Company will change its place
                                                    of incorporation from Idaho to
                                                    Nevada; 2. Approve shareholder
                                                    rights plan; 3. Approve
                                                    amendment to stock option plan;
                                                    4. Elect directors; 5.Approve
                                                    appointment of HJ & Associates
                                                    as  auditors.

AFRICAN GOLD
GROUP              AGG     00829A106    6/26/2007   1. Elect directors; 2.            Company        Yes       For         For
                                                    Reappointment of BDO Dunwoody
                                                    LLP as auditor, directors to
                                                    fix remuneration; 3. Resolution
                                                    authorizing increase of common
                                                    shares.

AMARILLO GOLD      AGC     02301T108    6/26/2007   1. Elect directors; 2. Appoint    Company        Yes       For         For
                                                    Stephens Cooper Molyneux LLP
                                                    as auditors; 3. Directors to
                                                    fix auditors remuneration;
                                                    Approve Company's incentive
                                                    stock option plan.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


OCM Mutual Fund

/s/ Gregory M. Orrell
-----------------------------------------
Gregory M. Orrell
President
July 12, 2007